Discontinued Operations and Assets Held for Sale (Details) - Schedule of Cash Flow Activity Related to Discontinued Operations - Discontinued Operations [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 3,439	$ (407,030)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	8,067	39,774
Impairment of intangible assets		211,703
Changes in operating assets and liabilities:
Accounts receivable	105,194	6,332
Net investment in direct financing lease		17,306
Other current assets	10,562	106,920
Inventory		(140,653)
Accounts payable and accrued expenses	(13,759)	11,425
Deferred revenue		227,078
Adjustments relating to discontinued operations	110,064	422,423
Cashflows from discontinued operations	$ 113,503	$ 15,393